Deferred Margin, Net - Deferred Revenue and Deferred Cost of Revenue on Sales to Distributor (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Revenue Disclosure [Abstract]
Balance at the beginning of the period	$ 1,200	$ 5,147	$ 5,147	$ 828	$ 1,979
Revenue deferred upon shipment to distributors	33,847	27,734	40,456	53,085	23,739
Cost of sales deferred upon shipments to distributors	(26,952)	(18,509)	(31,655)	(23,426)	(14,933)
Revenue recognized upon resale from distributors to end customers	(29,126)	(26,295)	(37,007)	(43,747)	(23,780)
Cost of sales recognized upon resale from distributors to end customers	23,029	13,126	24,515	18,066	15,247
Price adjustments to distributors	(453)	(195)	(256)	341	(1,424)
Balance at the end of period	$ 1,545	$ 1,008	$ 1,200	$ 5,147	$ 828